Cavalier Adaptive Income Fund
CAVALIER ADAPTIVE INCOME FUND
INVESTMENT OBJECTIVES
The Cavalier Adaptive Income Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Cavalier Adaptive Income Fund} - Cavalier Adaptive Income Fund	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses[1]
Annual Fund Operating Expenses - {Cavalier Adaptive Income Fund} - Cavalier Adaptive Income Fund		Institutional Class Shares	Class C Shares
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b1) Fees	[1]	none	1.00%
Other Expenses	[1]	3.33%	3.33%
Acquired Fund Fees and Expenses	[1],[2]	0.95%	0.95%
Total Annual Fund Operating Expenses	[1]	5.28%	6.28%
Less Fee Waiver and/or Expense Limitation	[1],[3]	3.08%	3.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	2.20%	3.20%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C Shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30 , 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example- {Cavalier Adaptive Income Fund} - Cavalier Adaptive Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	223	1,306	2,382	5,047
Class C Shares	423	1,585	2,815	5,756

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption- {Cavalier Adaptive Income Fund} - Cavalier Adaptive Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	223	1,306	2,382	5,047
Class C Shares	323	1,585	2,815	5,756

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 110.84% of the average value of its portfolio.  The decrease in the portfolio turnover rate from prior fiscal year is primarily due to the change in the Fund's investment strategy from a Fund of Funds strategy in the previous fiscal year to an actively managed Fund in the current fiscal year as a result of the addition of the Fund's investment sub-advisor.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment advisor (the "Advisor") seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund, or by making investments in certain Master Limited Partnerships (together, the "Portfolio Funds"). The Fund will not generally invest in individual portfolio securities. The Fund is considered "diversified" under the Investment Company Act of 1940.

The investments of the Portfolio Funds will be comprised primarily of fixed income securities, principally focusing on income producing investments including high yield investments (or "junk bonds") and preferred securities, but may consist of global bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries. The Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds. The Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  The Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Sub-Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transactions cots and higher taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.

  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds. Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS"), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Funds are paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  While the Fund will not use derivative instruments, the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Futures Risk. Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, often referred to as swaps.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Risks from Purchasing Options.  If a call or put option purchased by a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Portfolio Funds may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, fund expenses and/or taxable distributions.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."

PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/801.htm for the Institutional Class Shares, and by visiting http://www.ncfunds.com/fundpages/803.htm for the Class C Shares.

Institutional Class Calendar Year Returns

Average Annual Total ReturnsPeriods Ended December 31, 2016
Average Annual Total Returns- {Cavalier Adaptive Income Fund} - Cavalier Adaptive Income Fund	Past 1 Year	Since Inception [1]	Inception Date
Institutional Class Shares	7.56%	2.38%	Oct. 02, 2009
Institutional Class Shares | After taxes on distributions	1.42%	1.55%
Institutional Class Shares | After taxes on distributions and sale of shares	1.35%	1.51%
Institutional Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	2.65%	3.49%
Class C Shares	6.41%	1.22%	Feb. 18, 2011
Class C Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	2.65%	3.19%
[1]	The Institutional Class Shares began operating on October 2, 2009. The Class C Shares began operating on February 18, 2011. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.